RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					3 Months Ended	12 Months Ended
	Jun. 03, 2020	Jun. 02, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Options granted (in shares)									0
Stock-based compensation expense											$ 205,711	$ 137,991
Granted (in dollars per share)									$ 0
Weighted average grant date fair value (in dollars per share)											$ 6.92
Options, weighted average remaining contractual term									5 years 3 months 29 days	6 years 10 months 13 days
Stock issued during period, value, issued for service, gross											$ 92,000
Premium on repurchase of redeemable convertible preferred stock								$ 13,400	$ 0	$ 0	13,407
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock issued during period (in shares)						25,661,448
Sale of stock, consideration received on transaction, license value						$ 50,000
Sale of stock, consideration received on transaction, value of in-kind services						100,000
Sale of stock, consideration received on transaction						$ 100,000
M&M Residual, LLC
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares)	7,000,000
Shares repurchased, price per share (in dollars per share)	$ 10.00	$ 10.00
Iveco | Series D Preferred Stock
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction											$ 50,000
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares)											9,443,353
Stock issued (in shares)											5,132,289
Chief Executive Officer | Reissued Performance Stock
Related Party Transaction [Line Items]
Options granted (in shares)				180,153			6,005,139
Stock-based compensation expense			$ 7,200
Chief Executive Officer | Performance Shares
Related Party Transaction [Line Items]
Granted (in dollars per share)									$ 1.39
Weighted average grant date fair value (in dollars per share)									$ 1.20
Options, weighted average remaining contractual term									6 years
Affiliated Entity
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares)					2,850,930
Shares repurchased, price per share (in dollars per share)					$ 8.77
Stock repurchased during the period					$ 25,000
Aircraft Charter | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party											$ 1,600
Prepaid In-Kind Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party										$ 46,300	45,700
Related Party Research And Development Expense | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party											$ 15,100